Subsequent Events (Details) $ / shares in Units, $ in Thousands	1 Months Ended
	Mar. 31, 2020	Feb. 19, 2020 USD ($) shares	Feb. 19, 2020 ₪ / shares	May 16, 2019 $ / shares
Subsequent Events (Textual)
Warrant exercise price | $ / shares				$ 3.30
Subsequent Event [Member]
Subsequent Events (Textual)
Issuance of ordinary shares | shares		100,000
Principal amount		$ 600,000
Interest percentage		8.00%
Warrant exercise price | ₪ / shares			₪ 3.00
Commitment fee		$ 15,000
Subsequent event, Description	The Company increased its credit facilities from Bank Beinleumi in the amount of $180,000 in interest rate of Prime+1.5%. The loans will be paid from June 2020, in monthly equal installments for a period of 2 years.